Subsequent events (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($) item	Dec. 31, 2022 USD ($)
Subsequent events
Proceeds from sale of vessels		$ 87,883
Purchases or deliveries of assets
Subsequent events
Number of vessels delivered | item	1
Consideration related to declaration of purchase option	$ 69,800
Number of vessels for which purchase option exercised | item	1
Consideration for exercise of purchase option	$ 70,000
Disposals of assets
Subsequent events
Number of vessels sold | item	1
Proceeds from sale of vessels	$ 65,000
Net gain on vessels	33,000
Completion of financing arrangement
Subsequent events
Value of financing arrangement	$ 65,000
Number of vessels for which financing arrangement completed | item	1